Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (382,811)	$ (599,210)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	9,709	11,319
Shares issued for compensation	8,000	0
(Gain) of property and equipment disposal	(63,952)	0
Loss from disposal of investment	4,878
Related party receivable	(5,000)	0
Accounts payable	10,367	6,567
Accrued salary to related party	73,838	0
NET CASH (USED IN) OPERATING ACTIVITIES	(344,971)	(581,324)
INVESTING ACTIVITIES
Investment	(30,000)	0
Proceeds from disposal of property, plant, and equipment	297,890	0
Acquisition of property, plant, and equipment	0	(67,002)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	267,890	(67,002)
FINANCING ACTIVITIES
Payments of loan payable	(116,121)	(38,435)
Shares issued for cash	20,000	339,950
Proceeds from contribution from related parties	169,013	308,784
NET CASH PROVIDED BY FINANCING ACTIVITIES	72,892	610,299
NET CHANGE IN CASH	(4,189)	(38,027)
CASH AT BEGINNING OF PERIOD	18,218	56,245
CASH AT END OF PERIOD	$ 14,029	$ 18,218